Basis of Presentation and Summary of Material Accounting Policies	12 Months Ended
Dec. 31, 2024
Basis of Presentation and Summary of Material Accounting Policies
Basis of Presentation and Summary of Material Accounting Policies

Note 2. Basis of Presentation and Summary of Material Accounting Policies

A.	Basis of Presentation

Basis of Accounting

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (the “IASB”). Scully complies with all applicable requirements of IFRS. The material accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied.

These consolidated financial statements were prepared using the going concern assumption, the accrual basis of accounting (except for cash flow information), and the historical cost basis, except for investment property and certain financial assets and liabilities which are measured at fair value.

In assessing the Group’s ability to continue as a going concern and the appropriateness of applying the going concern basis in the preparation of these consolidated financial statements, management considered relevant macroeconomic, geopolitical and industry-specific factors, including ongoing risks arising from global political tensions and supply chain disruptions (see Note 2D(v)).

The presentation currency of these consolidated financial statements is the Canadian dollar ($), rounded to the nearest thousand (except per share amounts and exchange rates), unless otherwise indicated.

Principles of Consolidation

These consolidated financial statements include the accounts of Scully and the entities it controls. The Company controls an investee if, and only if, it has all the following: (a) power over the investee; (b) exposure, or rights, to variable returns from its involvement with the investee; and (c) the ability to use its power over the investee to affect the amount of its returns. Subsidiaries are consolidated from the date on which the Group obtains control and are deconsolidated from the date that control ceases. All intercompany balances and transactions, including unrealized profits arising from intragroup transactions, have been eliminated in full. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment in the transferred asset.

On the acquisition date, any non-controlling interests are measured at either (i) their fair value, or (ii) the non-controlling interests’ proportionate share of the acquiree’s identifiable net assets, depending on the accounting policy choice applied on a transaction-by-transaction basis. Subsequently, non-controlling interests are adjusted for their share of changes in the subsidiary’s equity and comprehensive income since the acquisition date.

The financial statements of Scully and its subsidiaries used in the preparation of these consolidated financial statements are prepared as of the same reporting date, using consistent accounting policies for like transactions and events in similar circumstances.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

Foreign Currency Translation

The presentation currency of the Group’s consolidated financial statements is the Canadian dollar, though it conducts its business globally through its foreign operations. Foreign operations are subsidiaries or branches, the activities of which are based in, or conducted through, countries or currencies other than those of Scully.

An entity’s functional currency is the currency of the primary economic environment in which it operates and is typically the currency in which it primarily generates and expends cash. A foreign currency is any currency other than the entity’s functional currency.

The functional currencies of the Company and its subsidiaries and branches primarily include the Canadian dollar, the Euro (“EUR” or “€”), and the United States dollar (“USD” or “US$”).

Reporting foreign currency transactions in the functional currency

A foreign currency transaction is a transaction denominated in or requiring settlement in a currency other than the entity’s functional currency. Such transactions are initially recorded by applying the spot exchange rate between the functional and foreign currencies at the transaction date.

At the end of each reporting period:

(a)	Monetary items denominated in a foreign currency are translated using the closing rate;
(b)	Non-monetary items that are measured at historical cost are translated using the exchange rate at the date of the transaction; and
(c)	Non-monetary items measured at fair value are translated using the exchange rate at the date when the fair value was determined.

Exchange differences arising from the settlement of monetary items or from translating monetary items at rates different from those at which they were initially recorded are recognized in profit or loss in the period in which they arise, except where the monetary item is part of a net investment in a foreign operation. In such cases, the exchange differences are initially recognized in other comprehensive income and reclassified from equity to profit or loss on disposal of the net investment.

When a gain or loss on a non-monetary item is recognized in other comprehensive income, the exchange component of that gain or loss is also recognized in other comprehensive income. Conversely, when a gain or loss on a non-monetary item is recognized as profit or loss, any related exchange component is recognized as profit or loss.

Use of a presentation currency other than the functional currency

When an entity presents its financial statements in a currency that differs from its functional currency, the financial results and position are translated into the presentation currency using the following procedures: (a) Assets and liabilities for each statement of financial position are translated at the closing exchange rate at the reporting date; (b) Income and expenses for each statement of comprehensive income are translated at exchange rates at the dates of the transactions, or, where appropriate, using average exchange rates for the period when these approximate the actual rates; (c) Components of equity are translated at the historical exchange rates, when practicable, or at the closing exchange rate at the reporting date; and (d) All resulting exchange differences are recognized in other comprehensive income and accumulated in a separate component of equity.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

The following table sets out the exchange rates used for translating the Euro and United States dollar—representing the Group’s principal foreign currencies—into the Canadian dollar:

The following table sets out exchange rates for the translation of the Euro and United States dollar, which represented the major trading currencies of the Group, into the Canadian dollar:

	EUR	US$
Closing rate at December 31, 2024	1.4928	1.4389
Average rate for the year 2024	1.4818	1.3698
Closing rate at December 31, 2023	1.4626	1.3226
Average rate for the year 2023	1.4597	1.3497
Closing rate at December 31, 2022	1.4458	1.3544
Average rate for the year 2022	1.3696	1.3013

Fair Value Measurement

Certain assets and liabilities of the Group are measured at fair value (see Note 2B).

Fair value is defined as the price received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement applies to a specific asset or liability and reflects assumptions that market participants would use when pricing the asset or liability, including assumptions about risk.

When measuring fair value, the Group considers the characteristics of the asset or liability if market participants would take those characteristics into account in a market-based transaction, including, for example, the condition and location of the asset and any restrictions on its sale or use.

A fair value measurement assumes that the transaction to sell the asset or transfer the liability takes place:

(a)In the principal market for the asset or liability; or

(b)In the absence of a principal market, in the most advantageous market to which the Group has access at the measurement date.

The Group measures fair value using the assumptions that market participants would use when pricing the asset or liability, assuming they act in their economic best interest.

The Group applies appropriate valuation techniques in the circumstances and for which sufficient data is available, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. FRS 13, Fair Value Measurement, establishes a fair value hierarchy that categorizes inputs to valuation techniques into three levels:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

Determining the significance of a particular input to the entire fair value measurement requires judgment and involves consideration of factors specific to the asset or liability.

Non-current Assets Held for Sale

A non-current asset (or disposal group) is classified as held for sale when its carrying amount is expected to be recovered principally through a sale transaction rather than through continued use.

For classification as held for sale:

-	The asset (or disposal group) must be available for immediate sale in its present condition, subject only to terms that are usual and customary for such sales;
-	The appropriate level of management must be committed to a plan to sell the asset (or disposal group);
-	An active program to locate a buyer and complete the plan must have been initiated;
-	The asset (or disposal group) must be actively marketed at a price that is reasonable in relation to its current fair value; and
-	The sale must be highly probable and expected to be completed within one year from the date of classification, except as permitted under specific circumstances defined by IFRS 5.

If these criteria are no longer met, the Group ceases to classify the asset (or disposal group) as held for sale.

Non-current assets (or disposal groups) classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Assets classified as held for sale are not depreciated or amortized while they are in that classification. Immediately prior to classification as held for sale, the carrying amount of the asset (or the assets and liabilities in the disposal group) is measured in accordance with applicable IFRS.

Use of Estimates and Assumptions and Measurement Uncertainty

The preparation of these consolidated financial statements in accordance with IFRS requires management to make judgments, estimates, and assumptions that affect the reported amounts of assets, liabilities, income, and expenses, as well as the related disclosures at the reporting date. These estimates and assumptions are based on management’s best knowledge of current facts and circumstances, historical experience, prevailing economic and market conditions, and other factors that are considered to be reasonable and relevant. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised, and prospectively in future periods if applicable. Actual results may differ from these estimates, and such differences could be material to the financial statements.

For critical judgments in applying accounting policies and major sources of estimation uncertainty, refer to Notes 2C and 2D.

B. Material Accounting Policies

Accounting policy information is considered material if omitting, misstating, or obscuring it could reasonably be expected to influence the decisions that the primary users of general purpose financial statements make on the basis of those financial statements. Accounting policies that relate to immaterial transactions, events, or conditions are considered immaterial and are not required to be disclosed.

The Group discloses only those accounting policies that are relevant to understanding the financial statements and that provide insight into how material items, transactions, or events are accounted for in accordance with IFRS.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

(i) Financial Instruments

Financial assets and liabilities are recognized in the consolidated statement of financial position when the Group becomes a party to the contractual provisions of the financial instrument.

A financial asset is derecognized when (i) the contractual rights to the cash flows from the financial asset expire, or (ii) the Group transfers the financial asset and substantially all the risks and rewards of ownership. A financial liability is derecognized when the obligation specified in the contract is discharged, cancelled, or expires.

The Group classifies its financial assets into the following measurement categories: (a) those measured subsequently at fair value, either through profit or loss (“FVTPL”) or through other comprehensive income (“FVTOCI”) and (b) and those measured subsequently at amortized cost.

The classification of financial assets depends on the Group’s business model for managing the financial assets, and the contractual cash flow characteristics of the financial asset.

Financial liabilities are generally classified as measured at amortized cost, except for those designated or required to be measured at FVTPL. Changes in the fair value of financial liabilities measured at FVTPL (such as certain loan payables) are recognized in profit or loss, and are typically presented in costs of sales and services. Regular purchases and sales of financial assets are accounted for on the settlement date.

On initial recognition, financial instruments are measured at fair value, plus, in the case of instruments not measured at FVTPL, transaction costs are directly attributable to the acquisition or issuance of the instrument. Transaction costs related to instruments measured at FVTPL are expensed as incurred.

Subsequent measurement depends on the classification. For instruments measured at FVTPL, gains and losses are recognized in profit or loss in the period they arise. For instruments measured at FVTOCI, gains and losses are recognized in other comprehensive income, except for impairment and foreign exchange gains or losses, which are recognized in profit or loss. Upon derecognition, accumulated reference to the fair value of substantially similar instruments, (iii) discounted cash flow models, or (iv) option pricing models and other techniques used by market participants. OCI is reclassified to profit or loss. For assets and liabilities measured at amortized cost, gains and losses are recognized in profit or loss upon derecognition, impairment, or through the effective interest method of amortization.

Net gains or losses on financial instruments measured at FVTPL exclude interest and dividend income, which are recognized separately.

Where market prices are available, bid prices are used for financial assets and ask prices for financial liabilities. If there is no active market, fair value is determined using valuation techniques, which may include: (i) recent arm’s length market transactions, (ii) reference to the fair value of substantially similar instruments, (iii) discounted cash flow models, or (iv) option pricing models and other techniques used by market participants.

(ii) Cash

Cash includes cash on hand and cash held at banks with original maturities of three months or less from the date of acquisition. These balances are generally interest-bearing and readily convertible to known amounts of cash.

Restricted cash refers to funds that are legally or contractually restricted for a specific purpose and are therefore not available for immediate or general use by the Group. Restricted cash is presented separately from unrestricted cash on the Group’s consolidated statements of financial position and is excluded from cash and cash equivalents in the consolidated statement of cash flows unless the restrictions are expected to be released within three months.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

(iii) Securities

Investments in equity securities are measured at fair value through profit or loss, unless the Group makes an irrevocable election at initial recognition to present changes in fair value in other comprehensive income for investments that are not held for trading.

Debt securities are classified based on both (i) the Group’s business model for managing the financial asset, and (ii) the asset’s contractual cash flow characteristics. Debt securities are measured at FVTOCI if they (i) are held within a business model whose objective is both to collect contractual cash flows and sell the assets; and (ii) have contractual cash flows that are solely payments of principal and interest on the principal amount outstanding. Debt securities that do not meet these criteria are measured at FVTPL.

Gains and losses on the sale of securities are calculated using either the average cost method or a specific identification

(iv) Derivatives

Derivative financial instruments may be either exchange-traded or over-the-counter. Derivatives are recognized in the consolidated statements of financial position as either financial assets or financial liabilities and are measured at fair value through FVTPL.

Changes in the fair value of derivatives that do not qualify for hedge accounting under IFRS 9 are recognized immediately in profit or loss in the period in which they arise.

(v) Receivables

Trade and other receivables are measured at amortized cost and are presented net of any allowance for expected credit losses (“ECL”).

The Group performs ongoing credit evaluations of its customers’ financial condition and creditworthiness. A loss allowance is recognized based on the probability-weighted estimate of credit losses, using forward-looking information and considering historical loss experience.

Receivables are evaluated on an individual basis and are considered past due when the contractual payment terms have not been met.

(vi) Allowance for Credit Losses

The Group recognizes and measures a loss allowance for expected credit losses on financial assets measured at amortized cost or at fair value through other comprehensive income, as well as for contract assets, loan commitments, and financial guarantee contracts.

The ECL model distinguishes between (i) 12-month expected credit losses, which apply when there has not been a significant increase in credit risk since initial recognition; and (ii) lifetime expected credit losses, which apply when there has been a significant increase in credit risk, or the asset becomes credit-impaired.

To assess whether there has been a significant increase in credit risk, the Group compares the risk of default as at the reporting date with the risk of default at initial recognition. This assessment incorporates all reasonably available information, including forward-looking indicators.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

When a significant increase in credit risk is identified, or if the asset is credit-impaired, the Group recognizes a lifetime ECL, defined as the expected credit losses resulting from all possible default events over the expected life of the financial instrument. If the credit risk has not increased significantly, the Group recognizes a 12-month ECL, which reflects the portion of lifetime ECL resulting from default events that are possible within the next 12 months.

In accordance with IFRS 9, Financial Instruments, the Group always measures the loss allowance at an amount equal to lifetime ECL for trade receivables and contract assets arising from transactions within the scope of IFRS 15, Revenue from Contracts with Customers.

(vii) Inventories

Inventories principally consist of raw materials, work-in-progress, and finished goods. Inventories are measured at the lower of cost and net realizable value.

The cost of inventories includes (i) all costs of purchase, (ii) costs of conversion (including a systematic allocation of fixed and variable manufacturing overheads), and (iii) other costs incurred in bringing the inventories to their present location and condition. Cost is assigned using the first-in, first-out (FIFO) or weighted average cost method, depending on the nature and class of inventory.

Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale, including marketing, selling, and distribution expenses. Any write-down of inventories to net realizable value, and all inventory losses, are recognized as an expense in the period in which the write-down or loss occurs. A reversal of a previous write-down is recognized in the period in which the net realizable value increases, but only to the extent of the original write-down. Reversals are recorded as a reduction in cost of sales and services.

(viii) Real Estate for Sale

Real estate for sale comprises properties that were previously held for sale in the ordinary course of business.

During the year ended December 31, 2024, all properties previously classified as real estate for sale were reclassified to investment property, reflecting a change in use from sale in the ordinary course of business to long-term holding for rental income or capital appreciation.

This reclassification was made in accordance with IAS 40, Investment Property and reflects management’s updated strategy for these assets. Upon reclassification, the assets were measured at fair value, with any resulting gain or loss recognized in profit or loss in accordance with the Group’s policy for investment property (see Note 2B(ix)).

As a result, these properties are no longer accounted for as Real Estate for Sale and there were no amounts classified reported as Real Estate for Sale as of December 31, 2024.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

(ix) Investment Property

Investment property is property that is held to earn rental income, for capital appreciation, or for both, rather than for (a) use in the production or supply of goods or services or for administrative purposes; or (b) sale in the ordinary course of business.

The Group’s investment property comprises freehold land and buildings, including all properties reclassified in 2024 from Real Estate for Sale (see Note 2B(viii)). These properties are now held for long-term investment purposes, consistent with the definition of investment property under IAS 40.

Investment property is initially recognized at cost, including directly attributable transaction costs.

Upon reclassification from Real Estate for Sale in 2024, the properties were measured at fair value at the date of reclassification, with any difference being recognized in profit and loss.

Subsequent to initial recognition or reclassification, investment property is measured at fair value, with changes in fair value recognized in profit or loss in the period in which they arise. Fair value is determined without deducting transaction costs that may be incurred on sale or other disposal.

Fair values are based on independent external valuations prepared annually in accordance with guidance issued by the International Valuation Standards Council and IFRS 13 – Fair Value Measurement. Where there are no significant changes in valuation inputs since the previous external valuation, management may update the valuation using internal assumptions and current market data.

(x) Property, Plant and Equipment

Property, plant and equipment are measured at cost, less accumulated depreciation and any accumulated impairment losses. The initial cost of an item of property, plant and equipment includes: (i) its purchase price or construction cost, (ii) costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating as intended, (iii) the initial estimate of the cost of dismantling and removing the asset and restoring the site (i.e., a decommissioning or restoration obligation), and (iv) for qualifying assets, borrowing costs capitalized in accordance with IAS 23 – Borrowing Costs. The purchase price or construction cost includes the fair value of any non-cash consideration given.

When a component of property, plant and equipment is replaced and it is probable that future economic benefits associated with the replacement will flow to the Group, the cost of the replacement is capitalized and the carrying amount of the replaced component is derecognized. All other repairs and maintenance are recognized in profit or loss as incurred.

Inspection costs that are a condition of continuing use of an asset are capitalized and amortized over the period to the next scheduled inspection.

Right-of-use assets acquired under lease arrangements are measured at cost at the commencement date of the lease, in accordance with IFRS 16 – Leases. The cost includes: (i) the amount of the initial lease liability, (ii) any lease payments made at or before the commencement date, (iii) initial direct costs, and (iv) an estimate of costs to restore the underlying asset.

Right-of-use assets are depreciated over the shorter of the lease term or the asset’s useful life.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

The depreciable amount of each class of property, plant and equipment is allocated over its useful life using the following methods and estimated useful lives:

	Lives	Method
Processing plant and equipment	5 to 20 years	straight-line
Refinery and power plants	20 to 30 years	straight-line
Office equipment and other	3 to 10 years	straight-line
Office premises	2 to 10 years	straight-line

Depreciation expense is included in either cost of sales and services or selling, general and administrative expenses, depending on the nature and use of the underlying asset.

The residual value, useful life, and depreciation method of each asset are reviewed at least annually, at the end of each reporting period. If expectations differ from previous estimates, the change is accounted for as a change in accounting estimate in accordance with IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors. Where there is a significant change in the expected pattern of consumption of the future economic benefits embodied in an asset, the depreciation method is adjusted prospectively to reflect the new pattern.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its continued use or disposal. Any resulting gain or loss on derecognition is calculated as the difference between the net disposal proceeds and the carrying amount of the asset. Such gains or losses are recognized in profit or loss in the period in which derecognition occurs.

(xi) Interests in Resource Properties

The Group’s interest in resource properties consists primarily of a royalty interest in the Scully iron ore mine, located in the Province of Newfoundland and Labrador, Canada. The Group derives royalty revenue under a mining sub-lease agreement which expires in 2055. Prior to December 31, 2022, the Group also held interests in energy assets, all of which were classified as held for sale as of that date.

Interests in resource properties are initially measured at cost and are subsequently carried at cost less accumulated depletion and any accumulated impairment losses.

The carrying amount of an interest in a resource property is depleted using the unit-of-production method, which reflects the ratio of current period production to the total proven and probable reserves. Estimates of iron ore reserves are reviewed at least annually, or more frequently if significant new geological or technical information becomes available.

The Group assesses its resource property interests for indicators of impairment in accordance with IAS 36 – Impairment of Assets, and recognizes a loss if the asset’s recoverable amount is less than its carrying amount.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

(xii) Investments in associates

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

The results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting. The financial statements of associates used for equity accounting purposes are prepared using uniform accounting policies as those of the Group for like transactions and events in similar circumstances. Under the equity method, an investment in an associate is initially recognised in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Group’s share of the profit or loss and other comprehensive income of the associate. Changes in net assets of the associate other than profit or loss and other comprehensive income are not accounted for unless such changes resulted in changes in ownership interest held by the Group. When the Group’s share of losses of an associate exceeds the Group's interest in that associate (which includes any long-term interests that, in substance, form part of the Group's net investment in the associate), the Group discontinues recognizing its share of further losses. Additional losses are recognised only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate.

An investment in an associate is accounted for using the equity method from the date on which the investee becomes an associate. On acquisition of the investment in an associate, any excess of the cost of the investment over the Group's share of the net fair value of the identifiable assets and liabilities of the investee is recognised as goodwill, which is included within the carrying amount of the investment. Any excess of the Group's share of the net fair value of the identifiable assets and liabilities over the cost of the investment, after reassessment, is recognised immediately in profit or loss in the period in which the investment is acquired.

The Group assesses whether there is an objective evidence that the interest in an associate may be impaired. When any objective evidence exists, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs of disposal) with its carrying amount. Any impairment loss recognised is not allocated to any asset, including goodwill, that forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognised in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases.

When the Group ceases to have significant influence over an associate, it is accounted for as a disposal of the entire interest in the investee with a resulting gain or loss being recognised in profit or loss. When the Group retains an interest in the former associate and the retained interest is a financial asset within the scope of IFRS 9, the Group measures the retained interest at fair value at that date and the fair value is regarded as its fair value on initial recognition. The difference between the carrying amount of the associate and the fair value of any retained interest and any proceeds from disposing of the relevant interest in the associate is included in the determination of the gain or loss on disposal of the associate. In addition, the Group accounts for all amounts previously recognised in other comprehensive income in relation to that associate on the same basis as would be required if that associate had directly disposed of the related assets or liabilities. Therefore, if a gain or loss previously recognised in other comprehensive income by that associate would be reclassified to profit or loss on the disposal of the related assets or liabilities, the Group reclassifies the gain or loss from equity to profit or loss (as a reclassification adjustment) upon disposal/partial disposal of the relevant associate.

When a group entity transacts with an associate of the Group, profits and losses resulting from the transactions with the associate are recognised in the consolidated financial statements only to the extent of interests in the associate that are not related to the Group.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

(xiii) Impairment of Non-financial Assets

The Group reviews the carrying amounts of its non-financial assets (excluding inventories, deferred tax assets, and assets measured at fair value) at each reporting date to assess whether there is any indication of impairment. If such an indication exists, the Group estimates the asset’s recoverable amount, which is the higher of (i) its fair value less costs of disposal, and (ii) its value in use.

If the asset does not generate independent cash inflows, the impairment test is performed at the level of the relevant cash-generating unit (“CGU”). A CGU is the smallest identifiable group of assets that generates cash inflows largely independent of those from other assets or groups of assets. Where the carrying amount of an asset or CGU exceeds its recoverable amount, the asset or CGU is considered impaired and is written down to its recoverable amount.

Value in use is determined by estimating the future cash flows expected to be derived from the asset or CGU, and discounting them to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Fair value less costs of disposal is determined using appropriate valuation techniques, supported by market-based evidence where available.

At each reporting date, the Group also assesses whether there is any indication that a previously recognized impairment loss may no longer exist or may have decreased. If such an indication exists, the recoverable amount is re-estimated and the impairment loss is reversed, but only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation, amortization, or depletion, had no impairment been recognized in prior periods.

Reversals of impairment losses for a CGU are allocated pro rata to the non-financial assets within the CGU, based on their carrying amounts.

The Group’s interest in an iron ore mine is assessed at each reporting date for indicators of impairment. As it generates independent cash flows, it is tested for impairment on a standalone basis. Impairment is recognized if the asset’s recoverable amount, determined based on its value in use, is less than its carrying amount.

(xiv) Provisions, Financial Guarantee Contracts and Contingencies

Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. Provisions are measured at management’s best estimate of the expenditure required to settle the obligation at the reporting date. Where appropriate, the estimated future cash flows are adjusted for risks specific to the liability. If the effect of the time value of money is material, provisions are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation.

The unwinding of the discount (accretion of the liability) is recognized as a finance cost in the consolidated statements of operations.

A financial guarantee contract is initially recognized at fair value. If the guarantee is issued to an unrelated party on a commercial basis, the initial fair value is generally equal to the premium received. If no premium is received, the fair value is determined using a method that quantifies the economic benefit of the guarantee to the holder.

At each subsequent reporting date, financial guarantees are measured at the higher of: (i) the loss allowance under IFRS 9 – Financial Instruments, and (ii) the amount initially recognized, less cumulative amortization, if applicable.

Contingent liabilities are possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

Contingent liabilities are not recognized in the consolidated financial statements, except for those assumed in a business combination, which are measured at fair value at the acquisition date. They are disclosed unless the probability of an outflow of resources is remote. Legal costs in connection with a contingency are recognized in profit or loss as incurred.

The Group recognizes a contingent asset or a reimbursement right only when it is virtually certain that the asset will be received.

(xv) Own Equity Instruments

The Group’s holdings of its own equity instruments, including common shares and preferred shares, are presented as “treasury stock” and deducted from shareholders’ equity at cost. These instruments are excluded from the calculation of the number of equity shares outstanding. No gain or loss is recognized in profit or loss on the purchase, sale, reissuance, or cancellation of the Group’s own equity instruments. Any consideration received or paid in connection with such transactions is recognized directly in equity.

(xvi) Revenue Recognition

The Group recognizes revenue in accordance with IFRS 15 – Revenue from Contracts with Customers when or as it satisfies a performance obligation by transferring control of a promised good or service to a customer. Performance obligations are satisfied either (i) at a point in time, typically upon shipment or delivery, or (ii) over time, as services are rendered or progress is made toward completion.

The Group primarily acts as a principal in its revenue arrangements. It does not have material obligations for returns, refunds, warranties, or similar arrangements.

For performance obligations satisfied over time, the Group generally uses a time-based measure of progress, particularly when services provided are distinct but have the same pattern of transfer.For obligations satisfied at a point in time, the Group assesses control transfer based on shipment or delivery, as appropriate.

A significant financing component is recognized if the timing of payments agreed between the parties provides the customer or the Group with a significant benefit of financing the transfer of goods or services.

As a practical expedient, the Group does not adjust the transaction price for the effects of a financing component if, at contract inception, the period between the transfer of goods or services and customer payment is expected to be one year or less.

The Group’s revenue and income recognition policies by source are mainly as follows:

(a)	Royalty income – Royalty revenues are based on iron ore sold and shipped by the operator and are measured at the fair value of the consideration received or receivable. Revenue is recognized when control over the iron ore transfers to the operator’s customer, consistent with the Group’s rights under the mineral sublease, and collectability is probable.
(b)	Merchant banking goods and products – These primarily include power and electricity. Revenue is recognized when products have been delivered, the amount of revenue can be reliably measured, and collectability is probable. The Group performs credit evaluations both at contract inception and throughout the term. These sales generally do not involve multiple-element arrangements or a financing component.
(c)	Rental income – Lease income from investment properties under operating leases is recognized on a straight-line basis over the lease term, unless another systematic basis better reflects the consumption of benefits. Contingent rental income is recognized in the period it is earned.
(d)	Property management income – Revenue from property and facilities management is recognized over time, as services are rendered.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

(e)	Property sales – Gains on property sales are recognized at the point in time when control is transferred to the buyer, typically upon legal title transfer or physical possession, in accordance with contract terms.
(f)	Financial services income – Interest income from merchant banking activities is accrued using the effective interest method. Fee income is recognized as earned unless it is integral to a financing arrangement, in which case it is amortized over the term of the loan using the effective interest method.
(g)	Investment income – Dividend income is recognized when the right to receive payment is established. Interest income from financial investments is recognized using the effective interest method, in accordance with IFRS 9 – Financial Instruments.

(xvii) Costs of Sales and Services

Costs of sales and services include the costs of goods and services provided by the Group, including: (i) royalty-related expenses, (ii) merchant banking goods and products, (iii) real estate for sale (prior to reclassification as investment property), (iv) medical instruments and supplies, and (v) related services.

The cost of goods sold includes both direct costs (e.g., raw materials, utilities) and indirect costs, such as: (i) freight and shipping, (ii) purchasing and receiving, (iii) inspection, (iv) distribution, and (v) provisions for warranties, where applicable.

Other items within costs of sales and services include income and expenses related to the Group’s operations that do not arise from core inventory or service delivery. These include (i) write-downs of inventories and real estate for sale, (ii) net losses on securities and investment property, (iii) credit losses on financial assets under IFRS 9, (iv) fair value changes in investment property and (v) fair value changes in loans payable measured at FVTPL.

Other income items may include gains or losses on the disposition of subsidiaries or non-currency derivative contracts.

The reversal of previously recognized write-downs of inventories or real estate for sale, and credit losses, is recorded as a reduction in costs of sales and services in the period in which the reversal occurs.

(xviii) Employee Benefits

Short-term employee benefits, including wages, salaries, bonuses, social security contributions, and paid annual and sick leave, are accrued in the period in which the related services are rendered by employees of the Group. These amounts are recognized as expenses and are included in either (i) costs of sales and services, or (ii) selling, general and administrative expenses, depending on the nature and function of the employee’s role.

(xix) Share-Based Compensation

The cost of equity-settled share-based payment transactions with employees is measured by reference to the fair value of the equity instruments at the grant date, in accordance with IFRS 2 – Share-based Payment.

The expense is recognized in profit or loss over the vesting period, which ends when the relevant employees become unconditionally entitled to the award. Fair value is determined using an appropriate valuation model, such as the Black-Scholes model or binomial option pricing model, depending on the characteristics of the grant. At each reporting date before vesting, the cumulative expense is calculated, representing: (i) the proportion of the vesting period that has expired, and (ii) management’s best estimate of the number of equity instruments expected to vest, taking into account non-market performance conditions. Changes in the cumulative expense are recognized in profit or loss, with a corresponding adjustment to equity.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

Share-based compensation expenses are presented in selling, general and administrative expenses unless they are directly attributable to a specific function.

When stock options are exercised, the cash proceeds received, together with the amount previously recorded in contributed surplus, are credited to capital stock and additional paid-in capital.

(xx) Finance Costs

Finance costs primarily comprise (i) interest expense on borrowings, (ii) accretion of discounts on provisions and other liabilities, and (iii) fees and charges incurred in connection with financing transactions.

Interest expense is recognized using the effective interest method, in accordance with IFRS 9.

Borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as part of the cost of that asset, in accordance with IAS 23 – Borrowing Costs. All other borrowing costs are recognized in profit or loss as incurred.

Shares and debt instruments issued are recognized at the amount of proceeds received, net of directly attributable transaction costs. Transaction costs attributable to debt instruments are amortized over the term of the debt using the effective interest method and included in finance costs.

(xxi) Income Taxes

Income tax expense (or recovery) comprises (i) current income tax and (ii) deferred income tax, and includes both domestic and foreign taxes based on taxable profits, including taxes on resource property revenues where applicable.

The current income tax provision is based on taxable profit for the period. Taxable profit differs from accounting profit before tax as reported in the consolidated statements of operations, due to items that are (i) taxable or deductible in different periods or (ii) never taxable or deductible.

Deferred income tax is recognized using the liability method, based on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the consolidated statement of financial position. Deferred income tax liabilities are recognized for all taxable temporary differences, except when (i) the liability arises from non-deductible goodwill, or (ii) from the initial recognition of an asset or liability in a transaction that is not a business combination, and (iii) at the time of the transaction, affects neither accounting profit nor taxable profit, and (iv) does not give rise to equal taxable and deductible temporary differences.

Deferred tax liabilities related to investments in subsidiaries and branches are recognized unless the Group is able to control the timing of the reversal and it is probable that the differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for (i) deductible temporary differences, (ii) unused tax losses, and (iii_ unused tax credits, to the extent that it is probable that future taxable profit will be available to utilize these amounts.

Deferred tax assets are not recognized when they arise from the initial recognition of an asset or liability in a transaction that (i) is not a business combination, (ii) affects neither accounting nor taxable profit, and (iii) does not give rise to equal taxable and deductible temporary differences.

For deductible temporary differences relating to investments in subsidiaries and branches, deferred tax assets are recognized only if it is probable that the differences will reverse in the foreseeable future and taxable profit will be available to utilize the differences.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

At each reporting date, management reviews recognized and unrecognized deferred tax assets to assess whether it is probable that the related benefits will be realized. Deferred tax assets and liabilities are measured at the tax rates and laws that are expected to apply in the periods in which the assets are realized or the liabilities settled, based on tax rates and laws enacted or substantively enacted by the reporting date. Deferred taxes related to items recognized in other comprehensive income or equity are also recognized in other comprehensive income or equity, respectively.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets and liabilities and when they relate to income taxes levied by the same taxation authority on the same taxable entity or on different entities that intend to settle current tax balances on a net basis.

Withholding taxes (including those payable by subsidiaries on distributions to the parent) are treated as income taxes if they have the characteristics of an income tax—i.e., imposed by a government authority and calculated by reference to income.

Interest and penalties on current income tax liabilities are classified as a component of finance costs.

(xxii) Earnings Per Share

Basic earnings per share is calculated by dividing net income attributable to ordinary equity holders of Scully by the weighted average number of common shares outstanding during the period, net of treasury shares.

Diluted earnings per share is calculated using the same method as basic earnings per share, adjusted for the effects of all dilutive potential ordinary shares outstanding during the period. For the purpose of calculating diluted earnings per share, the Group assumes (i) the exercise of stock options and similar instruments, and (ii) that the proceeds from such exercises are used to repurchase common shares at the average market price during the period.

The difference between the number of shares issued on assumed exercise and the number of shares that would have been repurchased at the average market price is treated as an issue of common shares for no consideration and is added to the weighted average number of shares outstanding. Potential ordinary shares are considered dilutive when, and only when, their conversion would decrease earnings per share or increase loss per share from continuing operations.

Retrospective adjustments are made to prior period earnings per share amounts to reflect the impact of stock dividends, stock splits, or reverse stock splits, if any.

C. Critical Judgments in Applying Accounting Policies

In applying the Group’s accounting policies, management makes various significant judgments, apart from those involving estimation uncertainty (which are discussed in Note 2D), that have a material impact on the amounts recognized in the consolidated financial statements. These judgments relate to the selection, application, and interpretation of accounting policies under IFRS, and they may have a significant effect on the reported amounts of assets, liabilities, income, and expenses. The following are the critical judgments made by management in the application of the Group’s accounting policies that have the most significant effect on the consolidated financial statements:

(i)  Identification of CGUs

The Group’s assets are aggregated into cash-generating units (“CGUs”) for the purpose of assessing and calculating impairment of non-financial assets, based on their ability to generate largely independent cash inflows. The determination of CGUs requires significant management judgment in defining the smallest identifiable group of assets that generates cash inflows independent from those of other assets or groups of assets, in accordance with IAS 36 – Impairment of Assets.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

CGUs are determined based on factors such as (i) similar geological structure, (ii) shared infrastructure, (iii) geographical proximity, (iv) product type, and (v) exposure to market risks. If facts and circumstances change—such as asset reconfiguration, changes in product markets, or operational restructuring—the Group reassesses and, if necessary, redefines its CGU structure to reflect the updated pattern of independent cash inflows.

(ii) Impairment and Reversals of Impairment on Non-Financial Assets

The carrying amounts of the Group’s non-financial assets, other than deferred tax assets, are reviewed at the end of each reporting period to assess whether there is any indication of impairment or of a potential reversal of a previously recognized impairment. If such indications exist, the Group estimates the recoverable amount of the asset or its related cash-generating unit (“CGU”).

Determining whether indicators of impairment or impairment reversal are present requires significant judgment. Indicators may include, but are not limited to: (i) a sustained change in commodity prices (e.g., iron ore), (ii) significant changes in margins or profitability, (iii) a decline in the market value of an asset, (iv) a revision to estimated reserves or production volumes, (v) an increase in future development or operating costs, or (vi) significant shifts in the technological, regulatory, economic, or legal environment.

Estimating the recoverable amount involves the use of assumptions and projections, including (i) forecasts of commodity prices, (ii) supply and demand trends, (iii) cost structures, and (iv) expected production volumes.

Changes in these assumptions may affect the useful life of the CGU and may lead to material adjustments in the carrying values of the related non-financial assets. Impairment losses recognized in prior years are reassessed at each reporting date to determine whether there are indicators that the loss has decreased or no longer exists. A reversal of impairment is recognized only to the extent that the asset’s or CGU’s revised carrying amount does not exceed the carrying amount that would have been determined (net of depreciation, depletion and amortization) had no impairment been recorded previously.

See Notes 11 and 12.

(iii) Valuation of Investment Property

Investment properties are presented in the consolidated statement of financial position at their fair value unless fair value cannot be reliably determined at the measurement date. Fair value is assessed annually by an independent qualified valuer, who is authorized to perform valuations of developed and undeveloped real estate in Germany and other relevant jurisdictions in accordance with recognized professional valuation standards, including those issued by the International Valuation Standards Council (IVSC).

The valuation methodology is based primarily on a discounted cash flow approach or a capitalization of net income method, with key inputs including (i) market rent levels, (ii) actual and expected occupancy rates, (iii) operating and maintenance costs, (iv) property condition and capital expenditures, and (v) the prevailing capitalization rate or discount rate, derived from comparable market transactions.

Assumptions reflect market conditions as of the reporting date, including observable market data on recent sales of comparable properties. Changes in these assumptions, or use of incorrect or outdated inputs, could materially affect the fair value of investment property and impact the Group’s profit or loss for the reporting period, as all changes in fair value are recognized in profit or loss.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

(iv) Assets Held for Sale and Discontinued Operations

The Group applies judgment in determining whether a non-current asset or disposal group meets the criteria to be classified as held for sale in accordance with IFRS 5 – Non-current Assets Held for Sale and Discontinued Operations.

An asset (or disposal group) is classified as held for sale if its carrying amount will be recovered principally through a sale transaction rather than through continuing use, and when all of the following conditions are met as of the reporting date (i) the asset is available for immediate sale in its present condition, (ii) the sale is highly probable, (iii) the appropriate level of management is committed to a plan to sell, (iv) an active program to locate a buyer and complete the plan has been initiated, (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value, and (vi) the sale is expected to be completed within one year (or within the extension period permitted under IFRS).

In assessing whether the sale is highly probable, management considers a range of macro- and micro-economic factors, including (i) conditions in the industry and capital markets, and (ii) progress toward executing the sale transaction, including buyer interest, due diligence and binding agreements. The Group also considers other forms of disposal, including non-cash exchanges of non-current assets, when such exchanges have commercial substance.

(v) Credit Losses and Impairment of Receivables

In accordance with IFRS 9 – Financial Instruments, the Group applies credit risk assessment and valuation methods on financial assets measured at amortized cost or at FVTOCI, including trade receivables, contract assets, loan commitments, and financial guarantee contracts.

The Group recognizes a loss allowance equal to the lifetime expected credit losses if the credit risk on the financial instrument has significantly increased since initial recognition. At each reporting date, management evaluates whether a significant increase in credit risk has occurred by comparing the risk of default as at the reporting date with the risk of default as at initial recognition. To make that assessment, management compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and considers reasonable and supportable information, that is available without undue cost or effort, that is indicative of significant increases in credit risk since initial recognition.

Allowance for credit losses is maintained at an amount considered adequate to absorb the expected credit losses. Such allowance for credit losses reflects management’s best estimate of changes in the credit risk on the Group’s financial instruments and judgments about economic conditions. The assessment of allowance for credit losses is a complex process, particularly on a forward-looking basis, which involves a significant degree of judgment and a high level of estimation uncertainty. The input factors include the assessment of the credit risk of the Group’s financial instruments, legal rights and obligations under all the contracts and the expected future cash flows from the financial instruments, which may include credit enhancement instruments. The major sources of estimation uncertainty relate to the likelihood of the various scenarios under which different amounts are expected to be recovered through the security on the financial assets. The expected future cash flows are projected under different scenarios and weighted by probability, which involves the exercise of significant judgment. Estimates and judgments could change in the near-term and could result in a significant change to a recognized allowance.

D. Major Sources of Estimation Uncertainty

The timely preparation of the consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses.

The major assumptions about the future and other major sources of estimation uncertainty at the end of the reporting period that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below. These items require management’s most difficult, subjective or complex estimates. Actual results may differ materially from these estimates.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

(i)  Interest in Resource Properties and Reserve Estimates

The Group owns an interest in the Scully iron ore mine with an aggregate carrying amount of $192,142 as at December 31, 2024.

Generally, estimation of reported recoverable quantities of proved and probable reserves of resource properties include judgmental assumptions regarding production profile, prices of products produced, exchange rates, remediation costs, timing and amount of future development costs and production, transportation and marketing costs for future cash flows. It also requires interpretation of geological and geophysical models and anticipated recoveries. The economical, geological and technical factors used to estimate reserves may change from period to period. Changes in reported reserves can impact the carrying amounts of the Group’s interest in resource properties, the recognition of impairment losses and reversal of impairment losses, the calculation of depletion and the recognition of deferred income tax assets or liabilities due to changes in expected future cash flows. During the year ended December 31, 2024, the Group did not recognize any impairment in respect of its interest in resource properties.

The Group’s iron ore reserves are estimates of the amount of product that can be economically and legally extracted from the Group’s mining properties. Reserve and resource estimates are an integral component in the determination of the commercial viability of the Group’s interest in the iron ore mine, amortization calculations and impairment analyses. In calculating reserves and resources, estimates and assumptions are required about a range of geological, technical and economic factors, including quantities, grades, production techniques, production decline rates, recovery rates, production costs, commodity demand, commodity prices and exchange rates. In addition, future changes in regulatory environments, including government levies or changes in the Group’s rights to exploit the resource imposed over the producing life of the reserves and resources may also significantly impact estimates. See Note 12.

(ii) Impairment of Other Non-Financial Assets

As at December 31, 2024, the Group had property, plant and equipment with a carrying amount of $1,498, comprised primarily of a office assets.

The Group assesses non-financial assets (excluding goodwill) for indicators of impairment at each reporting date in accordance with IAS 36 – Impairment of Assets. When such indicators exist, the Group estimates the recoverable amount of the asset or CGU. A CGU is the smallest group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The recoverable amount is the higher of (i) value in use, which is based on the present value of expected future cash flows from the asset or CGU, and (ii) fair value less costs of disposal, which reflects an estimate of the price that would be received in a sale in an orderly transaction between market participants.

In the absence of quoted market prices, the recoverable amount is determined using discounted cash flow models, which incorporate assumptions such as (i) forecast production volumes and utilization rates, (ii) expected commodity prices and market conditions, (iii) future operating and capital expenditures, and (iv) a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

Changes in any of these key assumptions, including increases in expected costs, or decreases in projected production or sales prices, could result in a material write-down of the Group’s non-financial assets. Management exercises significant judgment in identifying CGUs and in selecting assumptions used in impairment testing.

See Note 11.

Note 2. Basis of Presentation and Summary of Material Accounting Policies (continued)

(iii) Taxation

The Group is subject to tax in a number of jurisdictions and judgment is required in determining the worldwide provision for income taxes. Deferred income taxes are recognized for temporary differences using the liability method, with deferred income tax liabilities generally being provided for in full (except for taxable temporary differences associated with investments in subsidiaries and branches where the Group is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future) and deferred income tax assets being recognized to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized.

The Group recognized deferred income tax assets of $11,138 as at December 31, 2024. In assessing the realizability of deferred income tax assets, management considers whether it is probable that some portion or all of the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income in Malta and Canada during the periods in which temporary differences become deductible or before tax loss and tax credit carry-forwards expire. Management considers the future reversals of existing taxable temporary differences, projected future taxable income, taxable income in prior years and tax planning strategies in making this assessment. Unrecognized deferred income tax assets are reassessed at the end of each reporting period.

The Group does not recognize the full deferred tax liability on taxable temporary differences associated with investments in subsidiaries and branches where the Group is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future. The Group may change its investment decision in its normal course of business, thus resulting in additional income tax liabilities.

The Group complies with IFRIC 23, Uncertainty over Income Tax Treatments, which provides guidance on the recognition and measurement of tax assets and liabilities under IAS 12, Income taxes (“IAS 12”) when there is uncertainty over income tax treatments. The operations and organization structures of the Group are complex, and the complex tax laws are potentially subject to different interpretations by management and the relevant taxation authorities. Significant judgement is required in the interpretations of the relevant tax laws and in assessing the probability of acceptance of the Group’s tax positions, which includes the Group’s best estimate of tax positions that are under audit or appeal by relevant taxation authorities in numerous jurisdictions. There are audits in progress and items under review, some of which may increase the Group’s income tax liabilities. The Group performs a review on a regular basis to incorporate management’s best assessment based on information available, but additional liability and income tax expense could result based on the non-acceptance of the Group’s tax positions by the relevant taxation authorities.

(iv) Contingencies

Pursuant to IAS 37 – Provisions, Contingent Liabilities and Contingent Assets, the Group does not recognize a contingent liability unless it becomes probable that an outflow of economic benefits will be required to settle a present obligation arising from a past event. By their nature, contingencies will only be resolved when one or more future uncertain events occur or fail to occur. The assessment of contingencies requires the exercise of significant judgment, including evaluation of the probability and financial impact of potential outcomes. If it becomes probable that an outflow of economic benefits will be required, a provision is recognized in the period in which the change in probability occurs, and the amount can be reliably estimated. See Note 22 for further disclosures on contingencies.

(v) Geo-Political Risks and Going Concern

During the reporting period, the global macroeconomic environment continued to experience heightened uncertainty, driven by a combination of factors including (i) ongoing geopolitical tensions, particularly in Eastern Europe and the Middle East; (ii) inflationary pressures; (iii) volatility in commodity prices; and (iv) disruption in global supply chains and financing markets. Management considered these external factors, along with internal forecasts and stress-testing analyses, in assessing the Group’s ability to continue as a going concern.

Management took into consideration all of these various factors and risks when concluding on the Group’s ability to continue as a going concern and the appropriateness of this presentation when preparing these consolidated financial statements.